Remuneration of senior management and non-executive directors - Remuneration of directors, senior managment, and non-executive directors (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Directors
Disclosure of transactions between related parties [line items]
Emoluments and short-term employee benefits	$ 9	$ 6	$ 9
Amounts received under incentive schemes and share-based payments	4	14	20
Total	13	20	29
Senior management and non-executive directors
Disclosure of transactions between related parties [line items]
Emoluments and short-term employee benefits	30	17	30
Pensions and other post-retirement benefits	1	2	2
Amounts received under incentive schemes and share-based payments	32	52	32
Short term employee benefits, for loss of office	0	8	0
Total	$ 63	$ 79	$ 64